Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 8.3%
Entertainment 0.2%
Activision Blizzard, Inc.	9,019	702,400
Interactive Media & Services 6.2%
Alphabet, Inc., Class A(a)	8,022	18,251,975
Meta Platforms, Inc., Class A(a)	40,251	7,794,204
Total		26,046,179
Media 1.9%
Charter Communications, Inc., Class A(a)	4,093	2,074,864
Fox Corp., Class A	36,462	1,294,766
Interpublic Group of Companies, Inc. (The)	87,006	2,804,203
Omnicom Group, Inc.	22,870	1,706,331
Total		7,880,164
Total Communication Services		34,628,743
Consumer Discretionary 10.4%
Automobiles 1.1%
Tesla Motors, Inc.(a)	6,098	4,623,869
Hotels, Restaurants & Leisure 1.3%
Booking Holdings, Inc.(a)	1,430	3,208,291
Expedia Group, Inc.(a)	17,543	2,268,836
Total		5,477,127
Household Durables 2.0%
Lennar Corp., Class A	36,312	2,914,038
NVR, Inc.(a)	570	2,536,853
PulteGroup, Inc.	60,360	2,731,894
Total		8,182,785
Internet & Direct Marketing Retail 2.5%
Amazon.com, Inc.(a)	4,312	10,366,867
Specialty Retail 1.7%
AutoZone, Inc.(a)	1,260	2,595,159
Home Depot, Inc. (The)	6,028	1,824,977
O’Reilly Automotive, Inc.(a)	4,146	2,641,707
Total		7,061,843
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.8%
NIKE, Inc., Class B	33,080	3,931,558
Ralph Lauren Corp.	18,036	1,823,259
Tapestry, Inc.	58,099	2,004,416
Total		7,759,233
Total Consumer Discretionary		43,471,724
Consumer Staples 6.8%
Beverages 0.5%
Coca-Cola Co. (The)	31,356	1,987,343
Food & Staples Retailing 0.7%
Kroger Co. (The)	53,958	2,858,155
Food Products 2.0%
Archer-Daniels-Midland Co.	38,881	3,531,173
General Mills, Inc.	25,000	1,746,250
Tyson Foods, Inc., Class A	32,841	2,942,882
Total		8,220,305
Household Products 1.6%
Procter & Gamble Co. (The)	45,529	6,732,829
Tobacco 2.0%
Altria Group, Inc.	71,181	3,850,180
Philip Morris International, Inc.	44,431	4,720,794
Total		8,570,974
Total Consumer Staples		28,369,606
Energy 4.6%
Oil, Gas & Consumable Fuels 4.6%
Chevron Corp.	7,021	1,226,288
ConocoPhillips Co.	34,933	3,925,072
Exxon Mobil Corp.	77,534	7,443,264
Marathon Oil Corp.	33,200	1,043,476
Marathon Petroleum Corp.	33,100	3,369,249
Phillips 66	23,350	2,353,913
Total		19,361,262
Total Energy		19,361,262
Columbia Large Cap Enhanced Core Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.9%
Banks 3.0%
Bank of America Corp.	23,413	870,964
Comerica, Inc.	30,780	2,561,204
JPMorgan Chase & Co.	15,220	2,012,541
Wells Fargo & Co.	101,990	4,668,082
Zions Bancorp	40,837	2,329,342
Total		12,442,133
Capital Markets 2.4%
Cboe Global Markets, Inc.	16,742	1,880,294
CME Group, Inc.	7,800	1,550,874
Factset Research Systems, Inc.	6,622	2,528,147
Morgan Stanley	48,288	4,159,528
Total		10,118,843
Consumer Finance 1.8%
Capital One Financial Corp.	26,097	3,336,762
Discover Financial Services	26,875	3,050,044
Synchrony Financial	29,809	1,104,125
Total		7,490,931
Diversified Financial Services 0.9%
Berkshire Hathaway, Inc., Class B(a)	12,153	3,840,105
Insurance 2.8%
Aon PLC, Class A	5,886	1,622,594
Marsh & McLennan Companies, Inc.	23,998	3,838,480
MetLife, Inc.	49,549	3,339,107
Prudential Financial, Inc.	24,991	2,655,294
Total		11,455,475
Total Financials		45,347,487
Health Care 14.5%
Biotechnology 2.6%
AbbVie, Inc.	31,318	4,615,334
Amgen, Inc.	3,798	975,098
Gilead Sciences, Inc.	10,995	713,026
Regeneron Pharmaceuticals, Inc.(a)	2,203	1,464,422
Vertex Pharmaceuticals, Inc.(a)	10,887	2,924,793
Total		10,692,673
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	43,844	5,149,916
Becton Dickinson and Co.	12,915	3,303,657
Hologic, Inc.(a)	39,442	2,968,800
Total		11,422,373
Health Care Providers & Services 3.7%
Anthem, Inc.	2,494	1,270,967
Centene Corp.(a)	15,150	1,233,816
CVS Health Corp.	43,676	4,225,653
McKesson Corp.	10,211	3,356,254
Molina Healthcare, Inc.(a)	9,033	2,621,557
UnitedHealth Group, Inc.	5,063	2,515,197
Total		15,223,444
Life Sciences Tools & Services 0.7%
IQVIA Holdings, Inc.(a)	13,986	3,010,486
Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	62,943	4,749,049
Eli Lilly & Co.	5,401	1,692,890
Johnson & Johnson	24,925	4,474,785
Pfizer, Inc.	116,299	6,168,499
Viatris, Inc.	242,249	2,972,395
Total		20,057,618
Total Health Care		60,406,594
Industrials 7.9%
Aerospace & Defense 2.5%
General Dynamics Corp.	15,152	3,407,836
Lockheed Martin Corp.	9,288	4,087,742
Textron, Inc.	42,049	2,745,379
Total		10,240,957
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	12,446	2,268,284
Airlines 0.2%
Southwest Airlines Co.(a)	15,375	705,098
Building Products 0.8%
Masco Corp.	55,189	3,128,664

2	Columbia Large Cap Enhanced Core Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.2%
Cintas Corp.	4,952	1,972,530
Republic Services, Inc.	23,118	3,094,113
Total		5,066,643
Electrical Equipment 0.8%
Emerson Electric Co.	36,171	3,206,921
Industrial Conglomerates 0.3%
3M Co.	9,747	1,455,130
Machinery 0.2%
Snap-On, Inc.	3,721	825,615
Road & Rail 1.4%
Norfolk Southern Corp.	7,603	1,822,135
Union Pacific Corp.	19,106	4,199,117
Total		6,021,252
Total Industrials		32,918,564
Information Technology 27.1%
Communications Equipment 1.1%
Cisco Systems, Inc.	100,693	4,536,220
IT Services 2.9%
Gartner, Inc.(a)	5,537	1,452,909
MasterCard, Inc., Class A	9,298	3,327,475
VeriSign, Inc.(a)	9,100	1,588,405
Visa, Inc., Class A	26,582	5,639,903
Total		12,008,692
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc.(a)	44,040	4,485,914
Applied Materials, Inc.	8,100	950,049
KLA Corp.	2,807	1,024,134
Lam Research Corp.	6,698	3,483,161
NVIDIA Corp.	20,371	3,803,673
QUALCOMM, Inc.	31,776	4,550,959
Teradyne, Inc.	26,189	2,861,410
Total		21,159,300
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.5%
Adobe, Inc.(a)	11,437	4,763,282
Autodesk, Inc.(a)	15,613	3,243,601
Cadence Design Systems, Inc.(a)	21,303	3,274,910
Fortinet, Inc.(a)	10,029	2,949,930
Microsoft Corp.(b)	96,505	26,236,814
Synopsys, Inc.(a)	10,064	3,212,429
Total		43,680,966
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.	198,867	29,599,364
HP, Inc.	52,799	2,050,713
Total		31,650,077
Total Information Technology		113,035,255
Materials 2.6%
Chemicals 1.9%
Celanese Corp., Class A	18,411	2,881,690
Dow, Inc.	51,124	3,475,410
LyondellBasell Industries NV, Class A	12,557	1,434,637
Total		7,791,737
Metals & Mining 0.7%
Nucor Corp.	21,342	2,826,961
Total Materials		10,618,698
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.0%
Public Storage	3,435	1,135,749
SBA Communications Corp.	4,238	1,426,553
Simon Property Group, Inc.	22,966	2,633,052
Weyerhaeuser Co.	80,562	3,183,810
Total		8,379,164
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A(a)	33,531	2,777,708
Total Real Estate		11,156,872

Columbia Large Cap Enhanced Core Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.6%
Electric Utilities 2.6%
American Electric Power Co., Inc.	33,333	3,400,966
Duke Energy Corp.	19,532	2,197,741
Entergy Corp.	10,151	1,221,368
Evergy, Inc.	32,068	2,242,836
Pinnacle West Capital Corp.	25,300	1,964,545
Total		11,027,456
Total Utilities		11,027,456
Total Common Stocks (Cost $286,164,302)		410,342,261

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(c),(d)	6,385,879	6,383,325
Total Money Market Funds (Cost $6,383,291)		6,383,325
Total Investments in Securities (Cost: $292,547,593)		416,725,586
Other Assets & Liabilities, Net		243,587
Net Assets		416,969,173

At May 31, 2022, securities and/or cash totaling $863,187 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	37	06/2022	USD	7,642,813	179,079	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	10,064,564	49,626,166	(53,307,916)	511	6,383,325	(74)	6,964	6,385,879
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Large Cap Enhanced Core Fund | First Quarter Report 2022

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1QT173_02_M01_(07/22)